Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 893,797	¥ 869,296
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	236	433
Time deposits, certificates of deposit and other	31,180	218,546
Total	¥ 925,213	¥ 1,088,275	¥ 849,174	¥ 984,463